GOODWILL AND OTHER INTANGIBLES - Intangible Assets Carrying Amount (Details) (USD $) In Thousands, unless otherwise specified	Dec. 28, 2012 Successor [Member]	Dec. 28, 2012 Successor [Member] Customer Relationships [Member]	Dec. 28, 2012 Successor [Member] Noncompete Agreements [Member]	Dec. 28, 2012 Successor [Member] Trademarks [Member]	Dec. 30, 2011 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member] Trademarks [Member]	Dec. 30, 2011 Predecessor [Member] Customer Relationships [Member]	Dec. 30, 2011 Predecessor [Member] Noncompete Agreements [Member]
Schedule of Finite and Indefinite Lived Intangible Asset By Major Class [Line Items]
Indefinite lived intangible assets (gross and net book value)				$ 185,600
Gross Carrying Amount	484,777	272,400	70		189,712	65,841	110,562	2,902
Accumulated Amortization	7,889	6,701	23		55,335	5,682	45,240	2,855
Net Book Value	476,888	265,699	47		134,377	60,159	65,322	47
Gross Carrying Amount	26,707				10,407
Accumulated Amortization	1,165				1,558
Net Book Value	$ 25,542				$ 8,849